1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

April 30, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	KKR US Direct Lending Fund-U Inc.

Investment Company Act File No. 811-23908

Amendment No. 3

Ladies and Gentlemen:

Enclosed for filing on behalf of KKR US Direct Lending Fund-U Inc. (the “Fund”) is Amendment No. 3 to the Fund’s registration statement on Form N-2 under the Investment Company Act of 1940 (“Registration Statement”), which is being filed to make certain changes to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3392.

Sincerely,

/s/ Matthew E. Barsamian
Matthew E. Barsamian